Segment information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment information
22. Segment information:

The Company manages and reports the results of its business through three segments: OEM, Independent Aftermarket ("IAM"), and Corporate. This reflects the manner in which operating decisions and assessing business performance is currently managed by the Chief Operating Decision Maker ("CODM").

As discussed in note 7 of these consolidated financial statements, the CWI joint venture ended as at December 31, 2021 and the Company's 50% share in the joint venture was sold to Cummins on February 7, 2022. The Company recorded the investment as an asset held for sale as at December 31, 2021 and no longer considered it as an operating segment, however the income from the investment in the CWI joint venture remained as the Corporate equity income in 2021. The comparative segment information below was also adjusted.
Financial information by business segment as follows:

	Year ended December 31, 2021
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$195,476	$(22,259)	$8,654	$773
IAM	116,936	2,046	5,113	—
Corporate	—	(10,333)	268	32,968
Total consolidated	$312,412	$(30,546)	$14,035	$33,741

	Year ended December 31, 2020
	Revenue	Operating income (loss)	Depreciation & amortization	Equity income
OEM	$149,632	$(21,214)	$8,225	$273
IAM	102,865	6,624	5,562	—
Corporate	—	(7,399)	247	23,774
Total consolidated	$252,497	$(21,989)	$14,034	$24,047

	Years ended December 31,
	2021	2020
Total additions to long-lived assets, excluding business combinations:
OEM	$9,878	$2,477
IAM	2,493	3,403
Corporate	1,787	1,243
Total consolidated	$14,158	$7,123
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions. Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total revenue
	Years ended December 31,
	2021	2020
Europe	66%	70%
Americas	11%	13%
Asia	12%	9%
Africa	7%	3%
Other	4%	5%

During the year ended December 31, 2021, total revenue of 49,683 (2020 - 51,580), or 16% (2020 - 20%) of total revenue, was generated from our OEM launch partner.

As at December 31, 2021, total goodwill of $3,121 (December 31, 2020 - $3,397) was allocated to the IAM segment.

As at December 31, 2021, total long-term investments of $1,972 (December 31, 2020 - $1,972) were allocated to the Corporate segment and $1,852 (December 31, 2020 - $1,116) to the OEM segment.

Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2021	2020
OEM	$193,928	$148,959
IAM	148,745	156,967
Corporate	128,640	40,337
Total consolidated assets	$471,313	$346,263
The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2021	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$21,140	$9,131	$30,271
Canada	29,095	155	29,250
United States	—	—	—
Rest of Europe	9,480	3,121	12,601
Asia Pacific	4,705	—	4,705
Total consolidated long-lived assets	$64,420	$12,407	$76,827

December 31, 2020	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$24,490	$11,613	$36,103
Canada	28,557	171	28,728
United States	719	—	719
Rest of Europe	3,713	3,397	7,110
Asia Pacific	633	—	633
Total consolidated long-lived assets	$57,507	$15,181	$72,688